ING LOGO
AMERICAS
US Legal Services

Patricia A. Guerrera
Prospectus Unit, USFS Legal Division
Tel: 860.580.2815 | Fax: 860.580.4844
Email: patricia.guerrera@us.ing.com

August 26, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ReliaStar Life Insurance Company of New York and its Separate Account NY-B Prospectus Title: ING Rollover ChoiceSM – NY Variable Annuity File Nos.: 333-139695 and 811-07935 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), this is to certify that the
Supplement to the Contract Prospectus contained in Post-Effective Amendment No. 4 to the Registration
Statement on Form N-4 (“Amendment No. 4”) for Separate Account NY-B of ReliaStar Life Insurance
Company of New York (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the
1933 Act would not have differed from that contained in Amendment No. 4 which was declared effective on August 22, 2008. The text of Amendment No. 4 was filed electronically on August 22, 2008.

If you have any questions regarding this submission, please call Michael Pignatella at 860-580-2831 or the undersigned at 860-580-2815.

Sincerely,

/s/ Patricia A. Guerrera

Patricia A. Guerrera

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation